Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales of goods	S/ 1,392,701	S/ 1,262,934	S/ 1,220,750
Cost of sales	(905,806)	(796,206)	(732,956)
Gross profit	486,895	466,728	487,794
Operating income (expenses)
Administrative expenses	(174,482)	(172,141)	(195,617)
Selling and distribution expenses	(44,533)	(44,117)	(41,678)
Impairment on brine project			(47,582)
Other operating income (expense), net	2,645	(8,697)	(4,357)
Total operating expenses, net	(216,370)	(224,955)	(289,234)
Operating profit	270,525	241,773	198,560
Other income (expenses)
Finance income	2,576	2,367	5,842
Finance costs	(77,986)	(87,338)	(73,759)
(Net loss ) net gain on the valuation of trading derivative financial instruments	(1,491)	2,603
Cumulative net loss on settlement of derivative financial instruments		(34,887)
Gain (loss) from exchange difference, net	729	(8,377)	(2,226)
Total other expenses, net	(76,172)	(125,632)	(70,143)
Profit before income tax	194,353	116,141	128,417
Income tax expense	(62,306)	(40,995)	(47,032)
Profit for the year from continuing operations	132,047	75,146	81,385
Loss for the year from discontinued operations			(754)
Profit for the year	132,047	75,146	80,631
Attributable to:
Equity holders of the parent	132,047	76,699	93,782
Non-controlling interests		(1,553)	(13,151)
Profit for the year	S/ 132,047	S/ 75,146	S/ 80,631
Earnings per share
Basic and diluted profit from continuing and discontinued operations attributable to equity holders of common shares and investment shares of Cementos Pacasmayo S.A.A. (S/ per share) (in Dollars per share and Nuevos Soles per share)	S/ 0.31	S/ 0.18	S/ 0.21